Pensions and post-retirement benefits - Balance sheet reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Retirement benefit assets	£ 1,814	£ 2,108
Retirement benefit liabilities	(232)	(313)
Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(53)	(58)
Interest costs or income on scheme liabilities or assets	40	48
Past service cost	(4)	0
Net surplus/(deficit)	1,582	1,795
Retirement benefit assets	1,814	2,108
Retirement benefit liabilities	(232)	(313)
Net retirement benefit assets/(liabilities)	1,582	1,795
United Kingdom Retirement Fund (UKRF) [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(232)
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	31,362
Benefits paid	(1,370)	(1,410)
Fair value of scheme assets at end of the year	33,915	31,362
Net surplus/(deficit)	1,807	2,058
Retirement benefit assets	1,807	2,058
Retirement benefit liabilities	0	0
Net retirement benefit assets/(liabilities)	1,807	2,058
Defined benefit obligations [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(30,298)	(28,237)
Current service cost	(232)	(226)
Interest costs or income on scheme liabilities or assets	(573)	(747)
Past service cost	(4)	0
Remeasurement (loss)/gain - financial	(3,439)	(3,087)
Remeasurement gain/(loss) - demographic	(281)	223
Remeasurement gain - experience	243	277
Employee contributions	(5)	(5)
Benefits paid	(1,406)	(1,459)
Exchange and other movements	44	45
Benefit obligation at end of the year	(33,131)	(30,298)
Defined benefit obligations [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(29,304)	(27,301)
Current service cost	(217)	(210)
Interest costs or income on scheme liabilities or assets	(549)	(718)
Past service cost	0	0
Remeasurement (loss)/gain - financial	(3,358)	(2,964)
Remeasurement gain/(loss) - demographic	(286)	214
Remeasurement gain - experience	237	266
Employee contributions	(1)	(1)
Benefits paid	(1,370)	(1,410)
Exchange and other movements	0	0
Benefit obligation at end of the year	(32,108)	(29,304)
Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	32,093	29,722
Interest costs or income on scheme liabilities or assets	613	795
Employer contribution	265	755
Settlements	0	(2)
Remeasurement - return on scheme assets greater/(less) than discount rate	3,411	2,312
Employee contributions	(5)	(5)
Benefits paid	(1,406)	(1,459)
Exchange and other movements	(268)	(35)
Fair value of scheme assets at end of the year	34,713	32,093
Fair value of plan assets [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	31,362	29,036
Interest costs or income on scheme liabilities or assets	595	774
Employer contribution	248	731
Settlements	0	0
Remeasurement - return on scheme assets greater/(less) than discount rate	3,328	2,230
Employee contributions	(1)	(1)
Benefits paid	(1,370)	(1,410)
Exchange and other movements	(249)	0
Fair value of scheme assets at end of the year	£ 33,915	£ 31,362